Earnings per ordinary share - Summary of Earnings Per Ordinary Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic earnings/(loss) per ordinary share
Profit available for equity holders		$ 628	$ 750	$ 375
Basic weighted average number of ordinary shares (millions)		161.2	169.0	181.0
Basic earnings per ordinary share		$ 3.896	$ 4.438	$ 2.072
Diluted earnings/(loss) per ordinary share
Profit available for equity holders		$ 628	$ 750	$ 375
Diluted weighted average number of ordinary shares (millions)		163.0	170.0	182.0
Diluted earnings per ordinary share		$ 3.853	$ 4.412	$ 2.06
Basic and diluted share denominators are calculated as follows:
Weighted average number of ordinary shares in issue		168.6	177.0	187.0
Weighted average number of treasury shares	[1]	(7.4)	(8.0)	(6.0)
Basic weighted average number of ordinary shares		161.2	169.0	181.0
Dilutive potential ordinary shares		1.8	1.0	1.0
Diluted weighted average number of ordinary shares		163.0	170.0	182.0

[1]	Includes other shares that do not receive dividends